Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Premises and Equipment [Abstract]
Componenets of Premises and Equipment

Components of premises and equipment at December 31 are as follows:

	2017	2016
	(In Thousands)
Land and improvements	$2,771	$2,925
Buildings and improvements	17,613	17,662
Furniture and equipment	6,636	6,351
	27,020	26,938
Accumulated depreciation	(13,156)	(13,407)

	$13,864	$13,531

Schedule of Future Minimum Rental Commitments Under Noncancellable Leases

2018	$467
2019	454
2020	451
2021	451
2022	451
Thereafter	4,654
$6,928